U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:

iShares Trust
400 Howard Street
San Francisco, CA  94105

 2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                                                                                                     [  ]

iShares Aggressive Allocation ETF
iShares China Large-Cap ETF
iShares Conservative Allocation ETF
iShares Core MSCI EAFE ETF
iShares Core MSCI Total International Stock ETF
iShares Developed Small-Cap ex North America ETF
iShares FTSE China ETF
iShares Growth Allocation ETF
iShares Moderate Allocation ETF
iShares Morningstar Multi-Asset Income ETF
iShares MSCI ACWI ETF
iShares MSCI ACWI ex U.S. Consumer Discretionary ETF
iShares MSCI ACWI ex U.S. Consumer Staples ETF
iShares MSCI ACWI ex U.S. Energy ETF
iShares MSCI ACWI ex U.S. ETF
iShares MSCI ACWI ex U.S. Financials ETF
iShares MSCI ACWI ex U.S. Healthcare ETF
iShares MSCI ACWI ex U.S. Industrials ETF
iShares MSCI ACWI ex U.S. Information Technology ETF
iShares MSCI ACWI ex U.S. Materials ETF
iShares MSCI ACWI ex U.S. Telecommunication Services ETF
iShares MSCI ACWI ex U.S. Utilities ETF
iShares MSCI All Country Asia ex Japan ETF
iShares MSCI All Country Asia ex Japan Small-Cap ETF
iShares MSCI All Country Asia Information Technology ETF
iShares MSCI EAFE ETF
iShares MSCI EAFE Growth ETF
iShares MSCI EAFE Minimum Volatility ETF
iShares MSCI EAFE Small-Cap ETF
iShares MSCI EAFE Value ETF
iShares MSCI Emerging Markets Financials ETF

iShares MSCI Emerging Markets Materials ETF
iShares MSCI Europe Financials ETF
iShares MSCI Far East Financials ETF
iShares MSCI Kokusai ETF
iShares MSCI USA Minimum Volatility ETF
iShares MSCI USA Momentum Factor ETF
iShares MSCI USA Quality Factor ETF
iShares MSCI USA Size Factor ETF
iShares MSCI USA Value Factor ETF
iShares North American Natural Resources ETF
iShares North American Tech ETF
iShares North American Tech-Multimedia Networking ETF
iShares North American Tech-Software ETF
iShares NYSE 100 ETF
iShares NYSE Composite ETF
iShares PHLX Semiconductor ETF
iShares Target Date 2010 ETF
iShares Target Date 2015 ETF
iShares Target Date 2020 ETF
iShares Target Date 2025 ETF
iShares Target Date 2030 ETF
iShares Target Date 2035 ETF
iShares Target Date 2040 ETF
iShares Target Date 2045 ETF
iShares Target Date 2050 ETF
iShares Target Date Retirement Income ETF

 3.  Investment Company Act File Number:  811-09729

     Securities Act File Number:  333-92935

 4(a).  Last day of fiscal year for which this Form is filed:  7/31/13

 4(b).  [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See
           Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

 4(c).  [  ] Check box if this is the last time the issuer will be filing this Form.

 5.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
             during the fiscal year pursuant to
             section 24(f):                                                                                                $20,342,965,703

     (ii)   Aggregate price of securities redeemed
             or repurchased during the fiscal year:                                                      $11,967,630,841

     (iii)  Aggregate price of securities redeemed
            or repurchased during any PRIOR fiscal
             year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to
            the Commission:                                                                                             $0.00

     (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                                                                           $11,967,630,841

     (v)    Net sales -- if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                                                                               $8,375,334,862

     (vi)  Redemption credits available for use
              in future years -- if Item 5(i) is
              less than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:                                                                                      $0.00

     (vii) Multiplier for determining registration
             fee (See Instruction C.9):                                                                              x  .00012880

     (viii) Registration fee due [multiply Item 5(v)
               by Item 5(vii)] (enter “0” if no fee
               is due):                                                                                                           = $1,078,743.13

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 6.  Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
deducted here:  $0.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  $0.

 7.  Interest due -- if this Form is being filed more than 90 days after the
     end of the issuer’s fiscal year (see Instruction D):                                                N/A

 8.  Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                                                                                = $1,078,743.13
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9.  Date the registration fee and any interest payment was sent to the
     Commission’s lockbox depository:

October 15, 2013

CIK: 0001100663

     Method of Delivery:

[X]  Wire Transfer
[ ]  Mail or other means

    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Brian F. Link
Brian F. Link
Assistant Secretary

Date:  October 16, 2013

*Please print the name and title of the signing officer below the signature.